QUANTIFIED GOLD FUTURES TRACKING FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2026

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 7.9%
	COMMODITY - 0.9%
2,556	SPDR Gold Shares(a),(b)			$ 973,427

	FIXED INCOME- 7.0%
80,000	iShares 0-3 Month Treasury Bond ETF(e)			8,054,400

	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,021,573)			9,027,827

	PRIVATE INVESTMENT FUNDS — 13.0%
N/A	Galaxy Plus Fund LLC(a),(b),(f),(g),(i)			3,485,557
N/A	Hyperion Fund LLC(a),(b),(f),(h),(i)			11,485,309

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $13,282,330)			14,970,866

Principal Amount ($)		Coupon Rate (%)	Maturity
	CERTIFICATE OF DEPOSIT — 3.4%
	BANKING - 3.4%
1,000,000	Ally Bank	3.7500	09/27/27	993,529
1,000,000	Axos Bank	3.8000	04/02/27	997,889
1,000,000	Connexus Credit Union	4.0000	08/30/27	996,236
1,000,000	Texas Exchange Bank	3.6500	03/26/27	997,093
				3,984,747

	TOTAL CERTIFICATE OF DEPOSIT (Cost $4,000,000)			3,984,747

Shares
	SHORT-TERM INVESTMENTS — 68.6%
	MONEY MARKET FUNDS - 68.6%
78,223,512	Fidelity Government Portfolio, Class I, 3.69%(c)			78,223,512
1,120,712	First American Government Obligations Fund, Class Z, 3.68%(b),(c)			1,120,712
	TOTAL MONEY MARKET FUNDS (Cost $79,344,224)			79,344,224

QUANTIFIED GOLD FUTURES TRACKING FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2026

Units				Fair Value

COLLATERAL FOR SECURITIES LOANED - 7.0%
8,137,800	Mount Vernon Liquid Assets Portfolio, LLC, 4.01%(c),(d)			8,137,800
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $8,137,800)

	TOTAL INVESTMENTS - 99.9% (Cost $113,785,927)			$ 115,465,464
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%			127,128
	NET ASSETS - 100.0%			$ 115,592,592

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
275	COMEX Gold 100 Troy Ounces Futures(b)	12/30/2026	$ 115,164,500	$ 19,190
TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this investment is a holding of the GBSF Fund Ltd.
(c)	Rate disclosed is the seven-day effective yield as of September 30, 2026.
(d)	Security purchased with proceeds of securities lending collateral.
(e)	All or a portion of the security is on loan. Total loaned securities had a value of $7,973,856.
(f)	Investment is valued using net asset value per share as a practical expedient.
(g)	Galaxy Plus Fund LLC - Icon Market Neutral Feeder Fund (the “Feeder”) effectuates its trading strategy through the Galaxy Plus Fund – Icon Market Neutral Master Fund (596) LLC (the “Master Fund”). The trading strategy of the Master Fund is a highly liquid, systematic program trading futures. The Fund invests into the Feeder and then the Feeder invests in the Master.
(h)	Hyperion Fund LLC - (“Hyperion”) investment objective is to achieve capital growth through the speculative trading of financial instruments on U.S. futures exchanges. Hyperion has no unfunded commitments or redemption lock-up period, as the investment offers daily redemptions. However, Hyperion may temporarily suspend redemptions in certain limited circumstances.

(i)

Restricted to purchase by accredited investors. Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on purchase and resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at NAV as practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of September 30, 2026, the Fund invested in the following restricted securities:

Private Investment Fund	Initial Acquisition Date	Cost	Fair Value	Redemption Frequency	Commitments as of September 30, 2026	Notice Period	Gates/Lockups
Galaxy Plus Fund LLC - Icon Market Neutral Feeder Fund	1/28/2026	$ 3,317,330	$ 3,485,557	Daily	none	1 day	none
Hyperion Fund LLC	1/5/2026	9,965,000	11,485,309	Daily	none	1 day	none